UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2017

Date of reporting period:  June 30,2016

Item 1. Schedule of Investments.

Port Street Quality Growth Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 58.0%
Consumer Discretionary - 2.1%
Omnicom Group, Inc.	3,200	$260,768
Polaris Industries, Inc.	8,400	686,784
		947,552
Consumer Staples - 10.6%
Coca-Cola Co.	80	3,626
Colgate-Palmolive Co.	2,900	212,280
PepsiCo, Inc.	8,200	868,708
Procter & Gamble Co.	13,700	1,159,979
Sysco Corp.	18,600	943,764
Wal-Mart Stores, Inc.	20,400	1,489,608
		4,677,965
Financials - 3.1%
Berkshire Hathaway, Inc., Class B *	9,600	1,389,984

Health Care - 10.3%
Becton, Dickinson & Co.	3,500	593,565
Biogen, Inc. *	3,200	773,824
Medtronic plc	5,200	451,204
Novo Nordisk - ADR	25,100	1,349,878
Varian Medical Systems, Inc. *	16,600	1,365,018
		4,533,489
Industrials - 8.5%
C.H. Robinson Worldwide, Inc.	19,700	1,462,725
Expeditors International of Washington, Inc.	14,500	711,080
United Technologies Corp.	15,300	1,569,015
		3,742,820
Information Technology - 23.4%
Accenture plc, Class A	9,500	1,076,255
Alphabet, Inc., Class A *	950	668,354
Apple, Inc.	20,100	1,921,560
Cisco Systems, Inc.	51,400	1,474,666
Cognizant Technology Solutions Corp., Class A *	12,300	704,052
International Business Machines Corp.	4,800	728,544
Microsoft Corp.	27,500	1,407,175
Oracle Corp.	48,800	1,997,384
Total Systems Services, Inc.	7,000	371,770
		10,349,760
Total Common Stocks
(Cost $23,946,758)		25,641,570

SHORT-TERM INVESTMENT - 45.5%
Invesco Treasury Portfolio, Institutional Class, 0.24% ^ (a)
(Cost $20,122,434)	20,122,434	20,122,434

Total Investments - 103.5%
(Cost $44,069,192)		45,764,004
Other Assets and Liabilities, Net - (3.5)%		(1,566,024)
Total Net Assets - 100.0%		$44,197,980

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of June 30, 2016.
(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

ADR - American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$25,641,570	$-	$-	$25,641,570
Short-Term Investment	20,122,434	-	-	20,122,434
Total Investments in Securities	$45,764,004	$-	$-	$45,764,004

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2016, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments June 30, 2016 (unaudited)

Port Street Institutional Opportunities Fund

Description	Shares	Value
INVESTMENT COMPANIES - 47.3%
Ares Capital Corp.	5,250	$74,550
Boston Partners Long/Short Research Fund	357,507	5,269,649
FMI International Fund	141,105	4,106,163
IVA International Fund, Class I	251,064	3,954,251
Metropolitan West Total Return Bond Fund, Class I	354,576	3,896,786
Swan Defined Risk Fund, Class I	455,481	5,347,350
Templeton Global Bond Fund, Advisor Class	230,350	2,607,561
Total Investment Companies
(Cost $24,282,357)		25,256,310

COMMON STOCKS - 29.5%
Consumer Discretionary - 3.2%
Gildan Activewear, Inc.	1,075	31,530
Grand Canyon Education, Inc. *	1,875	74,850
H&R Block, Inc.	2,100	48,300
Hanesbrands, Inc.	5,134	129,017
Healthcare Services Group, Inc.	5,341	221,011
Home Depot, Inc.	2,190	279,641
HSN, Inc.	625	30,581
Lennar Corp., Class A	5,925	273,142
Newell Brands, Inc.	1,654	80,335
PVH Corp.	300	28,269
ServiceMaster Global Holdings, Inc. *	1,000	39,800
Signet Jewelers Ltd.	200	16,482
Starbucks Corp.	3,505	200,206
Tailored Brands, Inc.	875	11,077
Time Warner, Inc.	3,090	227,239
		1,691,480
Consumer Staples - 4.7%
Archer-Daniels-Midland Co.	3,760	161,266
Church & Dwight Co., Inc.	3,183	327,499
Costco Wholesale Corp.	1,144	179,654
Coty, Inc., Class A	3,900	101,361
Diageo plc - ADR	1,470	165,934
Hain Celestial Group, Inc. *	3,742	186,164
Hershey Co.	1,320	149,807
Kimberly-Clark Corp.	1,093	150,266
Mondelez International, Inc., Class A	4,500	204,795
PepsiCo, Inc.	2,213	234,445
Spectrum Brands Holdings, Inc.	450	53,689
Unilever NV	4,370	205,128
Walgreens Boots Alliance, Inc.	2,870	238,985
WhiteWave Foods Co. *	1,849	86,792
Whole Foods Market, Inc.	2,491	79,762
		2,525,547

Energy - 1.3%
Concho Resources, Inc. *	667	79,553
Diamondback Energy, Inc. *	905	82,545
Gulfport Energy Corp. *	600	18,756
Halliburton Co.	3,380	153,080
Phillips 66	2,750	218,185
Pioneer Natural Resources Co.	1,000	151,210
		703,329
Financials - 4.4%
Ameriprise Financial, Inc.	1,990	178,802
Arthur J. Gallagher & Co.	1,675	79,730
Banco Bilbao Vizcaya Argentaria SA - ADR	20,926	120,115
Bank of America Corp.	13,860	183,922
BOK Financial Corp.	1,600	100,320
Charles Schwab Corp.	4,563	115,490
Chemical Financial Corp.	1,275	47,545
Chubb Ltd.	1,600	209,136
Cullen/Frost Bankers, Inc.	1,510	96,232
First American Financial Corp.	1,575	63,347
First Republic Bank	2,790	195,272
Hartford Financial Services Group, Inc.	800	35,504
Investors Bancorp, Inc.	4,600	50,968
JPMorgan Chase & Co.	2,010	124,901
M&T Bank Corp.	1,270	150,152
Mitsubishi UFJ Financial Group, Inc. - ADR *	26,180	115,977
Nasdaq, Inc.	850	54,970
New Residential Investment Corp. - REIT	6,500	89,960
PacWest Bancorp	1,375	54,698
Reinsurance Group of America, Inc.	700	67,893
SEI Investments Co.	600	28,866
Synchrony Financial *	2,125	53,720
Wells Fargo & Co.	3,385	160,212
		2,377,732
Health Care - 6.0%
AbbVie, Inc.	3,680	227,829
Akorn, Inc. *	5,891	167,805
Allergan plc *	839	193,884
Amgen, Inc.	1,220	185,623
Amsurg Corp. *	750	58,155
Baxter International, Inc.	5,490	248,258
Becton, Dickinson & Co.	1,338	226,911
Biogen, Inc. *	564	136,386
Catalent, Inc. *	2,175	50,003
Centene Corp. *	525	37,469
Community Health Systems, Inc. *	1,025	12,351
CR Bard, Inc.	732	172,137
Danaher Corp.	1,290	130,290
Endo International plc *	875	13,641
Express Scripts Holding Co. *	2,644	200,415
HCA Holdings, Inc. *	1,000	77,010
IMS Health Holdings, Inc. *	1,900	48,184
Laboratory Corp. of America Holdings *	1,192	155,282
MEDNAX, Inc. *	1,000	72,430
Medtronic plc	3,210	278,532
Novartis AG - ADR	2,703	223,025
Premier, Inc., Class A *	1,450	47,415
VWR Corp. *	2,600	75,140
Zoetis, Inc.	3,756	178,260
		3,216,435

Industrials - 2.4%
3M Co.	969	169,691
CaesarStone Ltd. *	1,275	44,319
Deere & Co.	1,520	123,181
General Dynamics Corp.	1,500	208,860
HD Supply Holdings, Inc. *	1,250	43,525
Hertz Global Holdings, Inc. *	2,575	28,505
Illinois Tool Works, Inc.	1,740	181,238
KAR Auction Services, Inc.	975	40,697
Milacron Holdings Corp. *	2,500	36,275
Nielsen Holdings plc	3,680	191,250
Oshkosh Corp.	3,640	173,664
Snap-on, Inc.	225	35,510
United Rentals, Inc. *	250	16,775
		1,293,490
Information Technology - 4.8%
Adobe Systems, Inc. *	2,700	258,633
Akamai Technologies, Inc. *	2,767	154,758
Alliance Data Systems Corp. *	175	34,286
Alphabet, Inc., Class A *	230	161,812
Apple, Inc.	1,966	187,950
Broadridge Financial Solutions, Inc.	925	60,310
CACI International, Inc., Class A *	450	40,685
Check Point Software Technologies Ltd. *	600	47,808
Cognizant Technology Solutions Corp., Class A *	2,355	134,800
CommScope Holding Co, Inc. *	725	22,497
Fidelity National Information Services, Inc.	1,125	82,890
First Data Corp. *	3,275	36,254
Fiserv, Inc. *	325	35,337
Global Payments, Inc.	600	42,828
MasterCard, Inc.	1,874	165,024
Microchip Technology, Inc.	3,840	194,918
Micron Technology, Inc. *	2,050	28,208
Microsoft Corp.	4,510	230,777
NCR Corp. *	1,025	28,464
PayPal Holdings, Inc. *	6,917	252,540
RingCentral, Inc. *	1,200	23,664
Sabre Corp.	1,325	35,497
Synopsys, Inc. *	2,340	126,547
Texas Instruments, Inc.	3,200	200,480
		2,586,967
Materials - 1.9%
Avery Dennison Corp.	2,054	153,536
Carpenter Technology Corp.	425	13,995
Constellium NV *	5,500	25,795
Crown Holdings, Inc. *	1,375	69,671
Dow Chemical Co.	3,580	177,962
Ecolab, Inc.	1,746	207,076
Ingevity Corp. *	100	3,404
Martin Marietta Materials, Inc.	1,250	240,000
Packaging Corp. of America	650	43,505
Reliance Steel & Aluminum Co.	425	32,683
WestRock Co.	600	23,322
		990,949
Telecommunication Services - 0.2%
Verizon Communications, Inc.	1,618	90,349

Utilities - 0.6%
AES Corp.	11,950	149,136
National Fuel Gas Co.	2,570	146,182
		295,318
Total Common Stocks
(Cost $14,038,237)		15,771,596

CORPORATE BONDS - 7.7%	Par
Consumer Discretionary - 0.9%
Carnival Corp.
3.950%, 10/15/2020	$95,000	102,581
CBS Corp.
2.300%, 08/15/2019	80,000	81,291
Comcast Corp.
4.400%, 08/15/2035	20,000	22,604
Ford Motor Co.
7.450%, 07/16/2031	40,000	53,768
McDonald's Corp.
3.500%, 07/15/2020	96,000	102,325
Omnicom Group, Inc.
4.450%, 08/15/2020	30,000	33,128
O'Reilly Automotive, Inc.
3.550%, 03/15/2026	50,000	52,529
Under Armour, Inc.
3.250%, 06/15/2026	25,000	25,294
		473,520
Consumer Staples - 1.1%
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	10,000	11,288
Clorox Co.
3.800%, 11/15/2021	25,000	27,198
Colgate-Palmolive Co.
2.100%, 05/01/2023	100,000	101,909
ConAgra Foods, Inc.
1.900%, 01/25/2018	100,000	100,829
Dr. Pepper Snapple Group, Inc.
4.500%, 11/15/2045	20,000	22,144
Kraft Heinz Foods Co.
6.125%, 08/23/2018	5,000	5,486
5.375%, 02/10/2020	90,000	101,479
5.000%, 06/04/2042	20,000	23,082
Kroger Co.
3.850%, 08/01/2023	55,000	60,450
PepsiCo, Inc.
4.450%, 04/14/2046	45,000	52,651
Walgreens Boots Alliance, Inc.
4.500%, 11/18/2034	50,000	52,640
		559,156
Energy - 0.5%
Apache Finance Canada Corp.
7.750%, 12/15/2029	65,000	82,589
Chevron Corp.
4.950%, 03/03/2019	70,000	76,722
Occidental Petroleum Corp.
2.600%, 04/15/2022	60,000	61,530
Shell International Finance BV
4.375%, 05/11/2045	50,000	54,419
		275,260

Financials - 0.6%
American Express Credit Corp.
2.250%, 08/15/2019	95,000	97,021
Aon plc
3.875%, 12/15/2025	50,000	52,839
AvalonBay Communities, Inc.
3.625%, 10/01/2020	25,000	26,710
Caterpillar Financial Services Corp.
7.150%, 02/15/2019	85,000	97,664
Chubb INA Holdings, Inc.
3.350%, 05/15/2024	40,000	42,873
Travelers Companies, Inc.
6.250%, 06/15/2037	15,000	20,826
		337,933
Health Care - 0.6%
Abbott Labratories
5.125%, 04/01/2019	55,000	60,439
Actavis Funding SCS
1.300%, 06/15/2017	100,000	99,853
Baxter International, Inc.
2.400%, 08/15/2022	60,000	58,977
St. Jude Medical, Inc.
2.000%, 09/15/2018	80,000	80,957
Stryker Corp.
2.000%, 03/08/2019	40,000	40,688
		340,914
Industrials - 1.9%
Canadian National Railway Co.
7.250%, 05/15/2019	45,000	51,828
2.850%, 12/15/2021	95,000	100,274
Eaton Corp.
2.750%, 11/02/2022	100,000	102,666
Emerson Electric Co.
4.875%, 10/15/2019	100,000	111,565
FedEx Corp.
2.300%, 02/01/2020	60,000	61,481
5.100%, 01/15/2044	20,000	23,395
General Electric Co.
6.750%, 03/15/2032	45,000	63,257
Illinois Tool Works, Inc.
6.250%, 04/01/2019	85,000	96,150
Kansas City Southern
3.125%, 06/01/2026	20,000	20,483
Norfolk Southern Corp.
3.250%, 12/01/2021	40,000	42,343
Precision Castparts Corp.
1.250%, 01/15/2018	80,000	80,379
Republic Services, Inc.
4.750%, 05/15/2023	90,000	103,178
Stanley Black & Decker, Inc.
2.451%, 11/17/2018	50,000	51,116
United Parcel Service, Inc.
6.200%, 01/15/2038	20,000	28,745
Waste Management, Inc.
3.500%, 05/15/2024	70,000	75,785
		1,012,645

Information Technology - 0.3%
Amphenol Corp.
2.550%, 01/30/2019	60,000	61,074
Apple, Inc.
4.500%, 02/23/2036	20,000	22,554
Microsoft Corp.
4.200%, 11/03/2035	15,000	17,023
Visa, Inc.
4.150%, 12/14/2035	50,000	56,663
		157,314
Materials - 0.6%
Airgas, Inc.
1.650%, 02/15/2018	100,000	100,386
Dow Chemical Co.
8.550%, 05/15/2019	80,000	95,025
Eastman Chemical Co.
2.700%, 01/15/2020	85,000	87,491
4.800%, 09/01/2042	10,000	10,404
		293,306
Telecommunication Services - 0.3%
AT&T, Inc.
2.450%, 06/30/2020	50,000	51,095
5.350%, 09/01/2040	20,000	21,955
Verizon Communications, Inc.
2.625%, 02/21/2020	60,000	62,146
4.400%, 11/01/2034	25,000	25,858
		161,054
Utilities - 0.9%
Ameren Corp.
2.700%, 11/15/2020	69,000	71,134
Commonwealth Edison Co.
4.000%, 08/01/2020	90,000	98,001
Consolidated Edison Co. of New York, Inc.
5.500%, 12/01/2039	5,000	6,317
Duke Energy Progress, LLC
2.800%, 05/15/2022	100,000	104,825
NiSource Financial Corp.
6.125%, 03/01/2022	45,000	53,614
5.650%, 02/01/2045	45,000	56,768
South Carolina Electric & Gas Co.
5.300%, 05/15/2033	10,000	11,924
Virginia Electric & Power Co.
5.000%, 06/30/2019	25,000	27,435
6.350%, 11/30/2037	20,000	27,813
WEC Energy Group, Inc.
2.450%, 06/15/2020	40,000	41,063
		498,894
Total Corporate Bonds
(Cost $4,008,333)		4,109,996

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.0%
Federal Home Loan Mortgage Corporation
3.750%, 03/27/2019	135,000	145,814
Federal Home Loan Mortgage Corporation Pool
3.000%, 05/01/2027, #J19197	104,211	109,608
3.000%, 12/01/2030, #G18578	189,553	199,050
2.500%, 01/01/2031, #G18581	124,901	129,341
3.500%, 06/01/2042, #C04060	123,698	130,660
4.500%, 03/01/2044, #G60017	110,445	121,633
3.500%, 12/01/2044, #G08620	127,716	134,735
3.000%, 04/01/2045, #G08635	81,036	84,114
3.500%, 12/01/2045, #G08681	167,983	177,509
4.000%, 01/01/2046, #G60421	134,933	146,292
Federal National Mortgage Association
1.000%, 09/20/2017	100,000	100,484
2.625%, 09/06/2024	240,000	258,501
Federal National Mortgage Association Pool
2.500%, 06/01/2024, #MA1931	129,437	134,422
3.500%, 09/01/2026, #AJ1441	116,261	123,352
3.000%, 08/01/2027, #AL2908	142,885	150,109
5.500%, 01/01/2035, #735141	95,614	108,660
4.500%, 12/01/2039, #AC8512	115,127	125,899
4.500%, 08/01/2040, #AE0217	80,436	88,183
4.000%, 08/01/2040, #AD8522	136,932	147,365
4.000%, 01/01/2041, #AB2078	33,303	36,348
3.500%, 02/01/2041, #AE0828	136,910	144,840
4.500%, 02/01/2041, #AH5583	97,430	106,827
4.000%, 02/01/2041, #AE0949	87,851	94,538
4.000%, 12/01/2041, #AJ7689	74,183	79,784
3.000%, 08/01/2042, #AP4258	31,253	32,516
3.000%, 04/01/2043, #AB9186	170,704	177,568
3.000%, 05/01/2043, #AT2725	189,024	196,634
3.000%, 09/01/2043, #AU4279	98,686	102,655
4.000%, 12/01/2043, #AV0691	78,321	85,314
Government National Mortgage Association Pool
4.000%, 02/20/2041, #G24945	58,495	63,059
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $3,693,472)		3,735,814

U.S. TREASURY OBLIGATIONS - 3.0%
United States Treasury Bonds
4.375%, 11/15/2039	150,000	213,296
4.375%, 05/15/2041	125,000	178,547
2.750%, 11/15/2042	195,000	214,584
2.500%, 02/15/2045	240,000	249,952
United States Treasury Notes
0.750%, 06/30/2017	100,000	100,244
1.000%, 06/30/2019	100,000	100,865
3.625%, 02/15/2020	90,000	99,060
1.750%, 05/15/2022	150,000	155,030
2.000%, 02/15/2025	95,000	99,414
2.250%, 11/15/2025	190,000	202,714
Total U.S. Treasury Obligations
(Cost $1,549,455)		1,613,706

ASSET-BACKED SECURITIES - 0.6%
Consumer Discretionary - 0.1%
American Airlines
Series 2015-1, Class A
3.375%, 11/23/2020	57,270	57,697
Delta Air Lines
Series 2010-2, Class A
4.950%, 11/23/2020	13,329	14,112
		71,809
Financials - 0.2%
Capital One Multi-Asset Execution Trust
Series 2014-B, Class A2
1.260%, 01/15/2020	100,000	100,330

Industrials - 0.3%
CNH Equipment Trust
Series 2014-B, Class A3
0.910%, 05/15/2019	73,903	73,783
Union Pacific Railroad Co.
Series 2014-1
3.227%, 05/14/2026	65,184	68,466
		142,249
Total Asset-Backed Securities
(Cost $311,420)		314,388

MUNICIPAL BONDS - 0.3%
District of Columbia
Series E
4.343%, 12/01/2018	70,000	75,296
Port of Seattle Washington
Series C
2.062%, 11/01/2017	80,000	81,595
Total Municipal Bonds
(Cost $155,345)		156,891

SHORT-TERM INVESTMENT - 4.8%	Shares
Invesco Treasury Portfolio, Institutional Class, 0.24% ^
(Cost $2,592,466)	2,592,466	2,592,466

Total Investments - 100.2%
(Cost $50,631,085)		53,551,167
Other Assets and Liabilities, Net - (0.2)%		(128,241)
Total Net Assets - 100.0%		$53,422,926

*	Non-income producing sercurity.
^	The rate shown is the annualized seven day effective yield as of June 30, 2016.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Investment Companies	$25,256,310	$-	$-	$25,256,310
Common Stocks	15,771,596	-	-	15,771,596
Corporate Bonds	-	4,109,996	-	4,109,996
U.S. Government Agency
Mortgage-Backed Securities	-	3,735,814	-	3,735,814
U.S. Treasury Obligations	-	1,613,706	-	1,613,706
Asset-Backed Securities	-	314,388	-	314,388
Municipal Bonds	-	156,891	-	156,891
Short-Term Investment	2,592,466	-	-	2,592,466
Total Investments in Securities	$43,620,372	$9,930,795	$-	$53,551,167

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2016, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

	Port Street Quality Growth Fund	Port Street Institutional Opportunities Fund

Cost of investment	$44,069,192	$50,631,085

Gross unrealized appreciation	2,300,202	3,105,517
Gross unrealized depreciation	(605,390)	(185,435)
Net unrealized appreciation	$1,694,812	$2,920,082

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                              James R. Arnold, President

Date  August 23, 2016

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
                                               Brian R. Wiedmeyer, Treasurer

Date  August 23, 2016